Fathom OpCo Predecessor Period Acquisitions - Majestic - Summary of Intangible Assets Acquired in Acquisition (Details) - Majestic Metals, LLC [Member] $ in Thousands	Dec. 17, 2020 USD ($)
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 20,100
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 1,500
Estimated Life (Years)	5 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 18,600
Estimated Life (Years)	16 years